Taxation - Schedule of Analysis of Taxation Charge for the Year (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current tax
Current year	£ 634	£ 591	£ 576
Adjustments in respect of prior years	69	20	63
Current tax	703	611	639
Deferred tax
Origination and reversal of temporary differences	167	134	(83)
Changes in tax rates	(371)	(9)	7
Adjustments in respect of prior years	97	(4)	(67)
Deferred Tax	(107)	121	(143)
Taxation on profit from continuing operations	596	732	496
United Kingdom [member]
Current tax
Current year	131	50	61
Adjustments in respect of prior years	71	4
Current tax	202	54	61
Deferred tax
Origination and reversal of temporary differences	40	40	26
Changes in tax rates	(11)	5	6
Adjustments in respect of prior years	95	13	2
Deferred Tax	124	58	34
Taxation on profit from continuing operations	326	112	95
Rest of world [member]
Current tax
Current year	503	541	515
Adjustments in respect of prior years	(2)	16	63
Current tax	501	557	578
Deferred tax
Origination and reversal of temporary differences	127	94	(109)
Changes in tax rates	(360)	(14)	1
Adjustments in respect of prior years	2	(17)	(69)
Deferred Tax	(231)	63	(177)
Taxation on profit from continuing operations	£ 270	£ 620	£ 401